Accrued Expenses (Tables)	9 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses, current consisted of the following (in thousands):

	March 31,
	2018	2019
Accrued employee - related expenses	$32,398	$35,192
Accrued tax liabilities	6,929	6,274
Accrued restructuring	1,953	1,488
Accrued professional fees	2,219	3,440
Accrued installments for acquisition	3,616	4,832
Income taxes payable	870	3,811
Other	10,447	9,883
Total accrued expenses, current	$58,432	$64,920
Accrued expenses, non-current consisted of the following (in thousands):

	March 31,
	2018	2019
Share-based compensation	$22,565	$92,047
Other	9,345	6,312
Total accrued expenses, non-current	$31,910	$98,359

Accrued expenses, current consisted of the following (in thousands):

	March 31, 2019	December 31, 2019
Accrued employee - related expenses	$35,192	$36,352
Accrued tax liabilities	6,274	13,364
Accrued restructuring	1,488	1,864
Accrued professional fees	3,440	3,826
Accrued installments for acquisition	4,832	—
Income taxes payable	3,811	18,154
Other	9,883	12,634
Total accrued expenses, current	$64,920	$86,194
Accrued expenses, non-current consisted of the following (in thousands):

	March 31, 2019	December 31, 2019
Share-based compensation	$92,047	$—
Income tax reserve	2,876	14,356
Other	3,436	3,692
Total accrued expenses, non-current	$98,359	$18,048